Reorganization, Share Split, Acquisition of the 17173 Business and Restructuring of 7Road (Acquisition of the 17173 Business) (Details) (17173 Business [Member], USD $)	0 Months Ended
	Dec. 31, 2011	Dec. 15, 2011
17173 Business [Member]
Business Acquisition [Line Items]
Fixed cash consideration	$ 162,500,000	$ 162,500,000
Net profit for the transition period	$ 1,300,000